File Nos. 2-88816
                                                                    811-3940
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [__]


     Post-Effective Amendment No. 20                                  [X]


                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


     Amendment No. 20                                                 [X]



                      (Check appropriate box or boxes.)

                       Dreyfus New Leaders Fund, Inc.
             (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                            Mark N. Jacobs, Esq.
                               200 Park Avenue
                          New York, New York 10166
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----


      X   on  May 1, 1999 pursuant to paragraph (b)
     ----


          60 days after filing pursuant to paragraph (a)(i)
     ----
          on     (date)      pursuant to paragraph (a)(i)
     ----
          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----

If appropriate, check the following box:

        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----

Dreyfus

New Leaders

Fund

Investing in small and midsize companies for capital appreciation


PROSPECTUS May 1, 1999



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

The Fund

Dreyfus New Leaders Fund
--------------------------------

Ticker Symbol: DNLDX

GOAL/APPROACH


The fund seeks to maximize capital appreciation. To pursue this goal, it invests in small and midsize companies considered to be new leaders in their industries. Typically, these companies are characterized by new or innovative products, services or processes with the potential to enhance earnings growth. The fund's stock investments may include common stocks, preferred stocks and convertible securities. The fund also may invest in foreign stocks and foreign government bonds.



In choosing stocks, the fund uses a blended approach, investing in growth stocks, value stocks, or stocks that exhibit the characteristics of both. Using fundamental research and direct management contact, the fund managers identify companies with superior prospects for accelerated earnings growth. They also seek special situations such as corporate restructurings or management changes that could result in a significant increase in the stock price.

The portfolio managers use a sector management approach, supervising a team of sector managers who each make buy and sell decisions within their respective areas of expertise. While certain industry sectors may be over- or under-weighted based on economic and market conditions, the fund's sector weightings typically approximate those of the Russell 2500 Index.

The fund typically sells a stock when the reasons for buying it no longer apply, or when the company begins to show deteriorating fundamentals or poor relative performance.

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand


SMALL AND MIDSIZE COMPANIES: companies with market capitalizations under $5 billion. These companies, especially small caps, can grow faster than large-cap companies and often use profits to expand rather than for dividends. Their stocks are more volatile than larger companies.


GROWTH COMPANIES: companies with earnings expected to grow faster than the overall market. Growth stocks can have relatively high price-to-earnings and price-to-book ratios, and be more volatile than value stocks.


VALUE COMPANIES: companies that appear underpriced according to certain financial statistics (such as price-to-earnings or price-to-book ratios). A value stock can remain undervalued for years, so the manager invests looking for an event to trigger a rise in price.



<PAGE 2>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.


Small and midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the fund's investments are made in anticipation of future products and services that, if delayed, could cause the stock price to drop.



Investments in growth companies may lack the dividend yield that can cushion stock prices in market downdrafts. These companies are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.


Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while investment in value stocks may limit downside risk over time, the fund may produce more modest gains than riskier small- and mid-cap funds.



Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.

Other potential risks


The fund may invest in derivative securities, such as futures and certain kinds of options, and in foreign currencies. It may also sell short. These practices are used primarily to hedge the fund's portfolio but may be used to increase returns; however, such practices sometimes may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.



At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The Fund



<PAGE 3>

PAST PERFORMANCE

The two tables below show the fund's annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the Russell 2500, a widely recognized unmanaged index of small- and midsize-company stock performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


31.29  -11.86  45.39  9.43  17.07  -0.15  29.80  17.31  19.54  -3.95
1989     1990   1991  1992   1993   1994   1995   1996   1997   1998




BEST QUARTER:                                 Q1 '91        +18.76%

WORST QUARTER:                                Q3 '98        -20.42%
                        --------------------------------------------------------


Average annual total return AS OF 12/31/98



                                            1 Year              5 Years            10 Years
 --------------------------------------------------------------------------------------------


FUND                                        -3.95%              11.79%              14.17%


RUSSELL 2500
INDEX                                        0.38%              14.13%              14.61%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 8.28%.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.


An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




<PAGE 4>

EXPENSES


As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.


                        --------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee                                              1.00%


CHARGED ONLY WHEN SELLING SHARES YOU

HAVE OWNED FOR LESS THAN SIX MONTHS
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                     0.75%


Shareholder services fee                                            0.25%



Other expenses                                                      0.14%


-------------------------------------------------------------------------------

TOTAL                                                               1.14%


-------------------------------------------------------------------------------

Expense example

1 Year                        3 Years                    5 Years                  10 Years

-------------------------------------------------------------------------------------------------


$116                          $362                       $628                      $1,386




This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


SHAREHOLDER SERVICES FEE: a fee paid to Premier Mutual Fund Services, Inc., the fund's distributor, for shareholder account service and maintenance.



OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund


<PAGE 5>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $121 billion in over 163 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.





Hilary Woods and Paul Kandel have been the fund's primary portfolio managers since October 1996. Ms. Woods joined Dreyfus in 1987 as Senior Sector Manager for the capital goods industry. Mr. Kandel joined Dreyfus in 1994 as Senior Sector Manager for the technology and telecommunications industries. For the two years prior to joining Dreyfus, Mr. Kandel was a manager at Ark Asset Management.


Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in fund(s) they advise.



Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.


Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.



<PAGE 6>

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.



                                                                                     YEAR ENDED DECEMBER 31,

                                                               1998           1997          1996           1995          1994
---------------------------------------------------------------------------------------------------------------------------------


PER-SHARE DATA ($)

Net asset value, beginning of period                          44.35          40.74         37.39          31.33         34.13

Investment operations:

      Investment income (loss) -- net                         (.10)          (.14)         (.05)            .06           .10

      Net realized and unrealized
      gain (loss) on investments                             (1.78)           7.99          6.47           9.17         (.22)

Total from investment operations                             (1.88)           7.85          6.42           9.23         (.12)

Distributions:

      Dividends from investment
      income -- net                                              --             --            --          (.07)         (.08)

      Dividends from net realized gains
      on investments                                         (1.17)         (4.24)        (3.07)         (3.10)        (2.60)

Total distributions                                          (1.17)         (4.24)        (3.07)         (3.17)        (2.68)

Redemption fee added to paid-in capital                         .01             --            --             --            --

Net asset value, end of period                                41.31          44.35         40.74          37.39         31.33

Total return (%)                                             (3.95)          19.54         17.31          29.80         (.15)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to
average net assets (%)                                         1.14           1.12          1.17           1.19          1.16

Ratio of net investment income (loss) to
average net assets (%)                                        (.21)          (.33)         (.15)            .17           .30

Decrease reflected in above expense
ratios due to actions by Dreyfus (%)                             --             --            --            .02           .05


Portfolio turnover rate (%)                                  107.38          82.28        102.22         108.80         94.21
--------------------------------------------------------------------------------------------------------------------------------




Net assets, end of period ($ x 1,000)                       684,748        859,534       780,999        606,945       391,625



The Fund



<PAGE 7>

Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open.


YOUR ORDER WILL BE PRICED at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.


                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
INVESTMENTS

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM


EDUCATION IRAS                                  $500         NO MINIMUM
                                                             AFTER THE FIRST


YEAR

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand


NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


When calculating its NAV, the fund's investments are valued by an independent pricing service approved and supervised by the fund's board.



<PAGE 8>

Selling shares


YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.



BEFORE SELLING RECENTLY PURCHASED SHARES, please note that:


* if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment



*                      if you are selling or exchanging shares
   you have owned for less than six months, the fund may deduct a 1% redemption fee (not charged on shares sold through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment)
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
                                                        ACCOUNTS

                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
                                                        ACCOUNTS

                                                        EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different  payee or address


Written sell orders of $100,000 or more must also be signature guaranteed.



A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment



<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*     change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.



<PAGE 10>


DISTRIBUTIONS AND TAXES


THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized, once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:


                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%


The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.



Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions


Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.


The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.




Your Investment




<PAGE 11>

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.


DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another.


                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.


<PAGE 12>

Exchange privilege


YOU CAN EXCHANGE $500 OR MORE from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.



Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.




The Dreyfus Touch((reg.tm))

FOR 24-HOUR AUTOMATED ACCOUNT ACCESS, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.



Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

*   for traditional, rollover, Roth and Education IRAs, call 1-800-645-656


*   for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
1-800-358-0910



Your Investment

<PAGE 13>


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900051876

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900051876

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.










<PAGE 14>

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment



<PAGE 15>

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900051876

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.









<PAGE 16>

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST COMPANY, CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment



<PAGE 17>

For More Information

                        Dreyfus New Leaders Fund
                        -----------------------------

                        SEC file number:  811-3940

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999 Dreyfus Service Corporation                                  085P0599

                        DREYFUS NEW LEADERS FUND, INC.
                     STATEMENT OF ADDITIONAL INFORMATION
                                 MAY 1, 1999




     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus New Leaders Fund, Inc. (the "Fund"), dated May 1, 1999, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:



              Call Toll Free 1-800-645-6561
              In New York City -- Call 1-718-895-1206
              Outside the U.S. -- Call 516-794-5452

     The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference in this Statement of Additional Information.


                              TABLE OF CONTENTS

                                                              Page

Description of the Fund                                       2
Management of the Fund                                        11


Management Arrangements                                       16


How to Buy Shares                                             18
Shareholder Services Plan                                     20
How to Redeem Shares                                          21
Shareholder Services                                          23
Determination of Net Asset Value                              27
Dividends, Distributions and Taxes                            27
Portfolio Transactions                                        30
Performance Information                                       31
Information About the Fund                                    32
Counsel and Independent Auditors                              33

                           DESCRIPTION OF THE FUND


     The Fund is a Maryland corporation that commenced operations on January 29, 1985. The Fund is an open-end management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.



     The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

     Premier Mutual Fund Services, Inc. (the "Distributor") serves as the distributor of the Fund's shares.

Certain Portfolio Securities


     The following information supplements and should be read in conjunction with the Fund's Prospectus.



     Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


     Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


     Foreign Equity Securities; Foreign Government Obligations; Securities Of Supranational Entities. The Fund may invest up to 25% of its assets in the equity securities of foreign companies. The Fund also may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.



     Illiquid Securities. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

     Zero Coupon Securities. The Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities are issued by corporations and financial institutions and constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     Money Market Instruments. When the Manager determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper.


Investment Techniques



     The following information supplements and should be read in conjunction with the Fund's Prospectus.


     Foreign Currency Transactions. The Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; or to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated.


     Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund's success in these transactions will depend principally on the Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.


     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.


     Borrowing Money. The Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.



     Short-Selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

     Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

     The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.


     Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the dividends, interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 10% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


     Derivatives. The Fund may invest in, or enter into, derivatives, such as options, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.



     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

     If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.


     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.


     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.




Options--In General. The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.



     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions--The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

     The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     Successful use by the Fund of options will be subject to the Manager's ability to predict correctly movements in the prices of individual stocks or the stock market generally. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

Future Developments--The Fund may take advantage of opportunities in the area of options and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.


     Forward Commitments. The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.


     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.




Investment Considerations and Risks


     Foreign Securities. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.


     Because evidences of ownership of foreign securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.


     Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.


     Simultaneous Investments. Investment decisions for the Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investment or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.



Investment Restrictions


     The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 15 as fundamental policies. Investment restrictions numbered 16 and 17 are not fundamental policies and may be changed by a vote of a majority of the Fund's Board members at any time. The Fund may not:



     1. Purchase the securities of any issuer (other than a bank) if such purchase would cause more than 5% of the value of its total assets to be invested in securities of such issuer, or invest more than 15% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to such limitations.

     2. Purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer. This restriction applies only with respect to 75% of the Fund's assets.

     3. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.

     4. Purchase securities of closed-end investment companies, except (a) in the open market where no commission except the ordinary broker's commission is paid, which purchases are limited to a maximum of (i) 3% of the total voting stock of any one closed-end investment company, (ii) 5% of its net assets with respect to any one closed-end investment company and
(iii) 10% of its net assets in the aggregate, or (b) those received as part of a merger or consolidation. The Fund has no present intention of investing in securities of closed-end investment companies. The Fund may not purchase or retain securities issued by open-end investment companies other than itself.

     5. Purchase or retain the securities of any issuer if the officers or Board members of the Fund or of the Manager who individually own beneficially more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer.

     6. Purchase, hold or deal in commodities or commodity contracts or in real estate, but this shall not prohibit the Fund from investing in securities of companies engaged in real estate activities or investments.

     7. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

     8. Lend any funds or other assets, except through the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or the purchase of bankers' acceptances and commercial paper of corporations. However, the Fund may lend its portfolio securities in any amount not to exceed 10% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

     9.   Act as an underwriter of securities of other issuers.

     10. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

     11. Purchase securities on margin, but the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

     12. Engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except that the Fund (a) may purchase put and call options to the extent that the premiums paid by it on all outstanding options at any one time do not exceed 5% of its total assets and may enter into closing sale transactions with respect to such options and
(b) may write and sell covered call option contracts on securities owned by the Fund not exceeding 20% of the value of its net assets at the time such option contracts are written. The Fund also may purchase call options without regard to the 5% limitation set forth above to enter into closing purchase transactions. In connection with the writing of covered call options, the Fund may pledge assets to an extent not greater than 20% of the value of its total assets at the time such options are written.

     13. Invest more than 25% of its assets in investments in any particular industry or industries, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, bankers' acceptances of domestic issuers, time deposits and certificates of deposit.

     14. Purchase warrants in excess of 2% of net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Fund in units or attached to securities shall not be included within this 2% restriction.

     15. Invest in interests in oil, gas or mineral exploration or development programs.

     16. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options and forward contracts, including those relating to indices, and options on indices.

     17. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     While not a fundamental policy, the Fund will not invest in oil, gas, and other mineral leases, or real estate limited partnerships.

     If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in values or assets will not constitute a violation of such restriction.




                           MANAGEMENT OF THE FUND

     The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:

     The Dreyfus Corporation            Investment Adviser
     Premier Mutual Fund Services, Inc. Distributor
     Dreyfus Transfer, Inc.             Transfer Agent
     Mellon Bank, N.A.                  Custodian


     Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Fund

JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. He is a director of Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button package and distributor, Century Business Services, Inc., a provider of various outsourcing functions for small and medium sized companies, and Career Blazers Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency.
     For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Fund's distributor. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.

DAVID W. BURKE, Board Member.  Board member of various funds in the Dreyfus
     Family of Funds. Chairman of the Broadcasting Board of Governors, an independent board within the United States Information Agency, from August 1995 to November 1998. From August 1994 to December 31, 1994, Mr. Burke was a Consultant to the Manager, and from October 1990 to August 1994, he was Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice President and Executive Vice President of ABC News, and subsequently as President of CBS News. He is 63 years old and his address is 197 Eight Street, Charleston, Massachusetts 02109.

HODDING CARTER, III, Board Member.  Since February 1998, President and the
     Chairman of the John S. and James L. Knight Foundation. From 1985 to 1998, he was President and Chairman of MainStreet TV. From 1995 to 1998, he was Knight Professor of Public Affairs Journalism at the University of Maryland. From 1980 to 1991, he was "OpEd" Columnist for the Wall Street Journal and from 1984 to 1986 he was Correspondent of "Capital Journal," a weekly Public Broadcasting System ("PBS") series on Congress. From 1981 to 1984, he was anchorman and chief correspondent of PBS' "Inside Story," a regular scheduled half-hour critique of press performance. From 1977 to July 1, 1980, Mr. Carter served as Assistant Secretary of State for Public Affairs and as Department of State spokesman. He is 64 years old and his address is Knight Foundation, 2 South Biscayne Boulevard, Suite 3800, Miami, FL 33131.

EHUD HOUMINER, Board Member.  Professor and Executive-in-Residence at the
     Columbia Business School, Columbia University. Since January 1996, Principal of Lear, Yavitz and Associates, a management consultant firm. He also is a Director of Avnet Inc. and Super-Sol, Inc. He is 58 years old and his address is c/o Columbia Business School, Columbia University, Uris Hall, Room 526, New York, New York 10027.

RICHARD C. LEONE, Board Member. President of The Century Foundation, formerly The Twentieth Century Fund, Inc., a tax-exempt research foundation engaged in the study of economic, foreign policy and domestic issues. From April 1990 to March 1994, he was Chairman and, from April 1998 to March 1994, a Commissioner of The Port Authority of New York and New Jersey. A member in 1985, and from January 1986 to January 1989, Managing Director of Dillon, Read & Co., Inc. Mr. Leone is also a director of Dynex, Inc. He is 59 years old and his address is 41 East 70th Street, New York, New York 10021.


HANS C. MAUTNER, Board Member.  Vice Chairman and a Director of Simon Property,
     Inc., a real estate investment company, and a Trustee of Cornerstone Properties. From 1977 to 1998, Chairman and Chief Executive
     Officer of Corporate Property Investors, which merged into Simon Property Group in September 1998. Since January 1986, a Director of Julius Baer Investment Management, Inc., a wholly-owned subsidiary of Julius Baer Securities, Inc. He is 61 years old and his address is 305 East 47th Street, New York, New York 10017.



ROBIN A. PRINGLE, Board Member. Vice President of The National Mentoring
     Partnership and President of The Boisi Family Foundation, a private family foundation devoted to youths and higher education located in New York City. Since 1993, Vice President, and from March 1992 to October 1993, Executive Director, of One to One Partnership, Inc., a national non-profit organization that seeks to promote mentoring and economic empowerment for at-risk youths. From June 1986 to February 1992, she was an investment banker with Goldman, Sachs & Co. She is 35 years old and her address is 621 South Plymouth Court, Chicago, Illinois 60605.


JOHN E. ZUCCOTTI, Board Member.  Since November 1996, Chairman of Brookfield
     Financial Properties, Inc. From 1990 to November 1996, he was the President and Chief Officer of Olympia & York Companies (U.S.A.) and a member of its Board of Directors since the inception of a Board in November, 1996. From 1986 to 1990, he was a partner in the law firm of Brown & Wood, and from 1978 to 1986, a partner in the law firm of Tufo & Zuccotti. He was first Deputy Mayor of the City of New York from December 1975 to June 1977, and Chairman of the City Planning Commission from the City of New York from 1973 to 1975. Mr. Zuccotti has been a director or trustee of many boards, both corporate and not-for-profit.
     He has recently been named Vice-Chairman of Brookfield Properties Corporation headquartered in Toronto, Canada (parent company of Brookfield Financial Properties). Mr. Zuccotti is serving as a director of Applied Graphics Technologies, Inc. He is 62 years of old and his business address is One Liberty Plaza, 6th Floor, New York, New York.


     The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund and by all funds in The Dreyfus Family of Funds for which such person was a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* during the year ended December 31, 1998, is as follows:



                                                  Total Compensation
                            Aggregate                 from
     Name of Board        Compensation            Fund and Fund
           Member             from                Complex Paid to
                                Fund**            Board Member



     Joseph S. DiMartino     $7,500               $    619,660 (187)

     David W. Burke          $6,000               $    233,500 (62)

     Hodding Carter, III     $4,500               $     32,500 (7)

     Ehud Houminer           $6,000               $     62,250 (21)

     Richard C. Leone        $5,500               $     35,500 (7)

     Hans C. Mautner         $4,500               $     29,500 (7)

     Robin A. Pringle        $5,500               $     38,500 (7)

     John E. Zuccotti        $5,000               $     32,500 (7)


_________________
* Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Fund, for which the Board member serves.


** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $1,876 for all Board members as a group.



Officers of the Fund

MARIE E. CONNOLLY, President and Treasurer.  President, Chief Executive
     Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.


MARGARET W. CHAMBERS, Vice President and Secretary. Senior Vice President and General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 38 years old.




STEPHANIE D. PIERCE, Vice President, Assistant Secretary and Assistant
     Treasurer. Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 30 years old.

MARY A. NELSON, Vice President and Assistant Treasurer. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.




GEORGE A. RIO*, Vice President and Assistant Treasurer.  Executive Vice
     President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is 43 years old.


JOSEPH F. TOWER, III, Vice President and Assistant Treasurer.  Senior Vice
     President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 36 years old.


DOUGLAS C. CONROY, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. He is 29 years old.


CHRISTOPHER J. KELLEY, Vice President and Assistant Secretary.  Vice
     President and Senior Associate General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. He is 33 years old.



KATHLEEN K. MORRISEY, Vice President and Assistant Secretary.  Manager of
     Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 37 years old.

     The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166, except those officers indicated by an (*), whose address is 60 State Street, Boston, Massachusetts 02109.

     The Fund's Board members and officers, as a group, owned less than 1% of the Fund's outstanding voting securities outstanding on April 7, 1999.

     The following entities are known by the Fund to own 5% or more of the Fund's outstanding voting securities as of April 7, 1999: Boston Safe Deposit Trust Co., 1 Cabot Road, Medford, Massachusetts 02155-5191, was the record owner of 17.0466% of the Fund's shares; and Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, California 94104-4122 was the record owner of 5.96% of the Fund's shares.


                           MANAGEMENT ARRANGEMENTS


     Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.



     The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated August 24, 1994 with the Fund, which is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event its continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by shareholders on August 4, 1994, and was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on October 26, 1998. The Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman and a director; Ronald P.
O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President-Product Development; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven
F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliot, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.



     The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Paul Kandel, Elaine Rees and Hilary R. Woods. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.


     The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures using its own resources, as it from time to time deems appropriate.




     Under Dreyfus' personal securities trading policy (the "Policy"), Dreyfus employees must preclear personal transactions in securities not exempt under the Policy. In addition, Dreyfus employees must report their personal securities transactions and holdings, which are reviewed for compliance with the Policy. In that regard, Dreyfus portfolio managers and other investment personnel also are subject to the oversight of Mellon's Investment Ethics Committee. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures, and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.



     All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing stockholders, costs of shareholder reports and corporate meetings and any extraordinary expenses. In addition, Fund shares are subject to an annual service fee. See "Shareholder Services Plan."


     As compensation for the Manager's services, the Fund pays the Manager a monthly management fee at the annual rate of .75% of the value of the Fund's average daily net assets. For the fiscal years ended December 31, 1996, 1997 and 1998, the management fees paid by the Fund to the Manager amounted to $5,339,903, $6,000,885 and $5,968,082, respectively.



     The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage fees, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% the average value of the Fund's net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily, reconciled and effected or paid, as the case may be, on a monthly basis.



     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


     The Distributor. The Distributor, located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually.



     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.


     Mellon Bank, N.A. (the "Custodian"), One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, is the Fund's custodian. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.




                              HOW TO BUY SHARES

     General. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution (collectively, "Service Agents"). Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.


     The minimum initial investment is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a Fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment is $50. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified and non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.


     Fund shares are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builderr, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.


     Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. The Fund's investments are valued based on market value, or where market quotations are not yet readily available, based on fair value as determined in good faith by the Fund's Board. For further information regarding the methods employed in valuing Fund investments, see "Determination of Net Asset Value."



     For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

     The Distributor may pay dealers a fee up to .50% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family or Funds or certain other products made available by the Distributor to such plan or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

     Dreyfus TeleTransfer Privilege. You may purchase Fund shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.


     Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to your Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to your Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."



     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year in which the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                          SHAREHOLDER SERVICES PLAN


     The Fund has adopted a Shareholder Services Plan, pursuant to which the Fund pays the Distributor for the provision of certain services to Fund shareholders a fee at the annual rate of .25% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.


     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board members for their review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved on July 30, 1998. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.


     For the fiscal year ended December 31, 1998, the Fund paid $1,989,361 pursuant to the Shareholder Services Plan.




                            HOW TO REDEEM SHARES


     Redemption Fee. The Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than six months following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund. For the fiscal year ended December 31, 1998, the Fund retained $143,546 in redemption fees.



     No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by Service Agents approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gain distributions. The redemption fee may be waived, modified or terminated at any time.


     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent acting on your behalf, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to the Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to the investor's bank account.



     If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                         Transfer Agent's
               Transmittal Code          Answer Back Sign

                144295                   144295 TSSG PREP

     If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


     Dreyfus TeleTransfer Privilege. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $250,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."



     Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request.
Written redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.


     Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy of the Fund which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.



     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                            SHAREHOLDER SERVICES


     Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. The Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares exchanged where the exchange occurs less than six months following the issuance of such shares. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:



     A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.


     To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touchr automated telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.



     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.





     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having identical names and other identifying designations. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


     Dreyfus-Automatic Asset Builderr. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.



     Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

     Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer, not the Distributor, the Manager, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan.


     Dreyfus Step Program. The Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builderr, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time. Investors who wish to purchase Fund shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, SEP-IRAs and rollover IRAs.



     Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

     A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

     B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

     D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.


     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.





     Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, Education IRAs and rollover IRAs and 403(b)(7) Plans. Plan support services are also available.


     If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.



     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.




     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.




                      DETERMINATION OF NET ASSET VALUE

     Valuation of Portfolio Securities. Portfolio securities, including covered call options written, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Market quotations for foreign securities in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board. Expenses and fees, including the management fee and fees under the Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas.


                     DIVIDENDS, DISTRIBUTIONS AND TAXES


     Management believes that the Fund qualified for the fiscal year ended December 31, 1998 as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to continue to so qualify as long as such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent the Fund's net investment income and net realized securities gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


     If you elect to receive dividends and distributions in cash, and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


     Any dividend or distribution paid shortly after your purchase may have the effect of reducing the aggregate net asset value of your shares below the cost of the investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as stated under "Distributions and Taxes" in the Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.



     Depending upon the composition of the Fund's income, the entire amount or a portion of the dividends paid by the Fund from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporate shareholders ("dividends received deduction"). In general, dividend income from the Fund distributed to qualifying corporate shareholders will be eligible for the dividends received deduction to the extent that the Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code provides that if a qualifying corporate shareholder has disposed of Fund shares held for less than 46 days, which 46 days generally must be during the 90 day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction.
In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains or losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, options and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

     Under Section 1256 of the Code, any gain or loss realized by the Fund from certain forward contracts and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contracts or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by the Fund involving certain foreign currency forward contracts or options may constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short- or long-term capital gain from certain "straddle" and/or conversion transactions may be recharacterized as ordinary income.


     If a Fund were treated as entering into "straddles" by reason of its engaging in certain forward contracts or options transactions, such "straddles" would be characterized as "mixed straddles" if the forward contracts or options comprising a part of such "straddles" were governed by
Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." If no election is made, to the extent the "straddle" and conversion transaction rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the related offsetting position. Moreover, as a result of the "straddle" and the conversion transaction rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gain may be treated as short-term capital gain or ordinary income.



     The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interest ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified as hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.


     If the Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and, with respect to PFIC securities that are marked-to-market, Section 1296 of the Code.




                           PORTFOLIO TRANSACTIONS


     The Manager supervises the placement of orders on behalf of the Fund for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the Manager's best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected include those that supplement the Manager's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Manager and the Manager's fee is not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to the Manager in serving both the Fund and other funds which it manages and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Fund.


     Brokers also will be selected based upon their sales of shares of the Fund or other funds advised by the Manager or its affiliates, as well as their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds managed by the Manager being engaged simultaneously in the purchase or sale of the same security. Certain of the Fund's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Fund for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Foreign exchange transactions are made with banks or institutions in the intrabank market at prices reflecting a mark-up or mark-down and/or commission.



     Portfolio turnover may vary from year to year, as well as within a year. In periods in which extraordinary market conditions prevail, the Manager will not be deterred from changing the Fund's investment strategy as rapidly as needed, in which case, higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


     In connection with its portfolio securities transactions for the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid brokerage commissions of $1,602,234, $1,449,529 and $1,958,414, respectively, none of which was paid to the Distributor. The above figures for brokerage commissions paid do not include gross spreads and concessions on principal transactions, which, where determinable, amounted to $3,835,482, $4,096,849 and $1,501,407 in 1996, 1997 and 1998, respectively, none of which was paid to the Distributor.


     The aggregate amount of transactions during the fiscal year ended December 31, 1998 in securities effected on an agency basis through a broker in consideration of, among other things, research services provided, was $ 36,894,906, and the commissions and concessions related to such transactions were $ 81,556.




                           PERFORMANCE INFORMATION




     The Fund's average annual total return for the 1- 5- and 10-year periods ended December 31, 1998, was -3.95%, 11.79% and 14.17%, respectively. Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


     The Fund's total return for the period January 29, 1985 (commencement of operations) to December 31, 1998 was 564.60%. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analysis supporting such ratings.


     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index, Russell 2500 Index, Russell 2000 Index, the Dow Jones Industrial Average, the NASDAQ Index of Over-The-Counter Stocks, Morningstar, Inc., Value Line, Inc. and other industry reporting services and publications.



     From time to time, advertising material for the Fund may include biographical information relating to its portfolio managers and may refer to, or include commentary by a portfolio manager relating to investment strategy, investment style and market capitalization concentration, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. Fund advertisements also, from time to time, may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market.


                         INFORMATION ABOUT THE FUND

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.


     The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during a calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.


     During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.



     The Fund sends annual and semi-annual financial statements to all its shareholders.


                      COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund.




                       Dreyfus New Leaders Fund, Inc.

                          PART C. OTHER INFORMATION
                          _________________________

Item 23.  Exhibits.
_______    _____________________________________________________


 (a) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

 (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on April 22, 1998.

 (d) Management Agreement dated August 24, 1994 is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on March 1, 1995.

 (e) Distribution Agreement dated August 24, 1994 is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on March 1, 1995. Forms of Service Agreement are incorporated by reference to Exhibit
          (6)(b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on June 23, 1995.

 (g) Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996. Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

 (h)      Shareholder Services Plan is incorporated by reference to Exhibit
          (9) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on June 23, 1995.

 (i) Opinion and Consent of Registrant's counsel are incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

 (j)      Consent of Independent Auditors.

 (n)      Financial Data Schedule.

Item 23.  Exhibits. - List (continued)
_______   _____________________________________________________

          Other Exhibits
          ______________

               (a) Powers of Attorney of the Board members and officers are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on April 22, 1998.

               (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on April 22, 1998.

Item 24.  Persons Controlled by or under Common Control with Registrant.
_______   ______________________________________________________________

          Not Applicable

Item 25.       Indemnification
_______     _______________

           The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 4 of Part II of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on April 25, 1997

           Reference is also made to the Distribution Agreement attached as Exhibit (6) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on March 1, 1995.

Item 26.       Business and Other Connections of Investment Adviser.
_______    ____________________________________________________

              The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26.  Business and Other Connections of Investment Adviser (continued)

          Officers and Directors of Investment Adviser
Name and Position
With Dreyfus                    Other Businesses                      Position Held            Dates

Christopher M. Condron          Mellon Preferred                      Director                 3/96 - 11/96
Chairman of the Board and       Capital Corporation*
Chief Executive Officer
                                TBCAM Holdings, Inc.*                 President                10/97 - 6/98
                                                                      Chairman                 10/97 - 6/98

                                The Boston Company                    Chairman                 1/98 - 6/98
                                Asset Management, LLC*                President                1/98 - 6/98

                                The Boston Company                    President                9/95 - 1/98
                                Asset Management, Inc.*               Chairman                 4/95 - 1/98
                                                                      Chief Executive Officer  4/95 - 4/97

                                Pareto Partners                       Partner Representative   11/95 - 5/97
                                271 Regent Street
                                London, England W1R 8PP

                                Franklin Portfolio Holdings, Inc.*    Director                 1/97 - Present

                                Franklin Portfolio
                                Associates Trust*                     Trustee                  9/95 - 1/97

                                Certus Asset Advisors Corp.**
                                                                      Director                 6/95 - Present

                                The Boston Company of                 Director                 6/95 - 4/96
                                Southern California                   Chief Executive Officer  6/95 - 4/96
                                Los Angeles, CA

                                Mellon Capital Management             Director                 5/95 - Present
                                Corporation***

                                Mellon Bond Associates, LLP+          Executive Committee      1/98 - Present
                                                                      Member


                                Mellon Bond Associates+               Trustee                  5/95 -1/98

                                Mellon Equity Associates, LLP+        Executive Committee      1/98 - Present
                                                                      Member

                                Mellon Equity Associates+             Trustee                  5/95 - 1/98

                                Boston Safe Advisors, Inc.*           Director                 5/95 - Present
                                                                      President                5/95 - Present

                                Access Capital Strategies Corp.       Director                 5/95 - 1/97
                                124 Mount Auburn Street
                                Suite 200 North
                                Cambridge, MA 02138

                                Mellon Bank, N.A. +                   Chief Operating Officer  3/98 - Present
                                                                      President                3/98 - Present
                                                                      Vice Chairman            11/94 - Present

Christopher M. Condron          Mellon Bank Corporation+              Chief Operating Officer  1/99 - Present
Chairman and Chief                                                    President                1/99 - Present
Executive                                                             Director                 1/98 - Present
Officer (Continued)                                                   Vice Chairman            11/94 - 1/99

                                The Boston Company Financial          Director                 4/94- 8/96
                                Services, Inc.*                       President                4/94 - 8/96

                                The Boston Company, Inc.*             Vice Chairman            1/94 - Present
                                                                      Director                 5/93 - Present

                                Laurel Capital Advisors, LLP+         Exec. Committee          1/98 - Present
                                                                      Member

                                Laurel Capital Advisors+              Trustee                  10/93 - 1/98

                                Boston Safe Deposit and Trust         Chairman                 3/93 - 2/96
                                Company of CA                         Chief Executive Officer  6/93 - 2/96
                                Los Angeles, CA                       Director                 6/89 - 2/96

                                MY, Inc.*                             President                9/91 - 3/96
                                                                      Director                 9/91 - 3/96

                                Reco, Inc.*                           President                8/91 - 11/96
                                                                      Director                 8/91 - 11/96

                                Boston Safe Deposit and Trust         Director                 6/89 - 2/96
                                Company of NY
                                New York, NY

                                Boston Safe Deposit and Trust         President                9/89 - 6/96
                                Company*                              Director                 5/93 -Present

                                The Boston Company Financial          President                6/89 - Present
                                Strategies, Inc. *                    Director                 6/89 - Present

                                The  Boston Company Financial         President                6/89 - 1/97
                                Strategies Group, Inc. *              Director                 6/89- 1/97

Mandell L. Berman               Self-Employed                         Real Estate Consultant,  11/74 - Present
Director                        29100 Northwestern Highway            Residential Builder and
                                Suite 370                             Private Investor
                                Southfield, MI 48034

Burton C. Borgelt               DeVlieg Bullard, Inc.                 Director                 1/93 - Present
Director                        1 Gorham Island
                                Westport, CT 06880

                                Mellon Bank Corporation+              Director                 6/91 - Present

                                Mellon Bank, N.A. +                   Director                 6/91 - Present

                                Dentsply International, Inc.          Director                 2/81 - Present
                                570 West College Avenue               Chief Executive Officer  2/81 - 12/96
                                York, PA                              Chairman                 3/89 - 1/96

Stephen E. Canter               Dreyfus Investment                    Chairman of the Board    1/97 - Present
President, Chief Operating      Advisors, Inc.++                      Director                 5/95 - Present
Officer, Chief Investment                                             President                5/95 - Present
Officer, and Director
                                Founders Asset Management, LLC        Acting Chief Executive   7/98 - 12/98
                                2930 East Third Ave.                  Officer
                                Denver, CO 80206

                                The Dreyfus Trust Company+++          Director                 6/95 - Present

Thomas F. Eggers                Dreyfus Service Corporation++         Executive Vice President 4/96 - Present
Vice Chairman - Institutional                                         Director                 9/96 - Present
and Director

Steven G. Elliott               Mellon Bank Corporation+              Senior Vice Chairman     1/99 - Present
Director                                                              Chief Financial Officer  1/90 - Present
                                                                      Vice Chairman            6/92 - 1/99
                                                                      Treasurer                1/90 - 5/98

                                Mellon Bank, N.A.+                    Senior Vice Chairman     3/98 - Present
                                                                      Vice Chairman            6/92 - 3/98
                                                                      Chief Financial Officer  1/90 - Present

                                Mellon EFT Services Corporation       Director                 10/98 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Mellon Financial Services             Director                 1/96 - Present
                                Corporation #1                        Vice President           1/96 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Boston Group Holdings, Inc.*          Vice President           5/93 - Present

                                APT Holdings Corporation              Treasurer                12/87 - Present
                                Pike Creek Operations Center
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                Allomon Corporation                   Director                 12/87 - Present
                                Two Mellon Bank Center
                                Pittsburgh, PA 15259

                                Collection Services Corporation       Controller               10/90 - Present
                                500 Grant Street                      Director                 9/88 - Present
                                Pittsburgh, PA 15258                  Vice President           9/88 - Present
                                                                      Treasurer                9/88 - Present

                                Mellon Financial Company+             Principal Exec. Officer  1/88 - Present
                                                                      Chief Financial Officer  8/87 - Present
                                                                      Director                 8/87 - Present
                                                                      President                8/87 - Present

                                Mellon Overseas Investments           Director                 4/88 - Present
                                Corporation+                          Chairman                 7/89 - 11/97
                                                                      President                4/88 - 11/97
                                                                      Chief Executive Officer  4/88 - 11/97

                                Mellon International Investment       Director                 9/89 - 8/97
                                Corporation+

                                Mellon Financial Services             Treasurer                12/87 - Present
                                Corporation # 5+

Lawrence S. Kash                Dreyfus Investment                    Director                 4/97 - Present
Vice Chairman                   Advisors, Inc.++
And Director
                                Dreyfus Brokerage Services, Inc.      Chairman                 11/97 - Present
                                401 North Maple Ave.                  Chief Executive Officer  11/97 - Present
                                Beverly Hills, CA

                                Dreyfus Service Corporation++         Director                 1/95 - Present
                                                                      President                9/96 - Present

                                Dreyfus Precious Metals, Inc.++ +     Director                 3/96 - 12/98
                                                                      President                10/96 - 12/98

                                Dreyfus Service                       Director                 12/94 - Present
                                Organization, Inc.++                  President                1/97 - Present
                                                                      Executive Vice President 12/94 - 1/97

                                Seven Six Seven Agency, Inc. ++       Director                 1/97 - Present

                                Dreyfus Insurance Agency of           Chairman                 5/97 - Present
                                Massachusetts, Inc.++++               President                5/97 - Present
                                                                      Director                 5/97 - Present

                                The Dreyfus Trust Company+++          Chairman                 1/97 - Present
                                                                      President                2/97 - Present
                                                                      Chief Executive Officer  2/97 - Present
                                                                      Director                 12/94 - Present

                                The Dreyfus Consumer Credit           Chairman                 5/97 - Present
                                Corporation++                         President                5/97 - Present
                                                                      Director                 12/94 - Present

                                The Boston Company Advisors*          Chairman                 8/93 - 11/95

                                The Boston Company Advisors,          Chairman                 12/95 - Present
                                Inc.                                  Chief Executive Officer  12/95 - Present
                                Wilmington, DE                        President                12/95 - Present

                                Cornice Acquisition                   Board of Managers        12/97 - Present
                                Company, LLC
                                Denver, CO

                                The Boston Company, Inc.*             Director                 5/93 - Present
                                                                      President                5/93 - Present

                                Mellon Bank, N.A.+                    Executive Vice President 2/92 - Present

                                Laurel Capital Advisors, LLP+         President                12/91 - Present
                                                                      Executive Committee      12/91 - Present
                                                                      Member

                                Boston Group Holdings, Inc.*          Director                 5/93 - Present
                                                                      President                5/93 - Present

Martin G. McGuinn               Mellon Bank Corporation+              Chairman                 1/99 - Present
Director                                                              Chief Executive Officer  1/99 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

Martin G. McGuinn               Mellon Bank, N. A. +                  Chairman                 3/98 - Present
Director (Continued)                                                  Chief Executive Officer  3/98 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

                                Mellon Leasing Corporation+           Vice Chairman            12/96 - Present

                                Mellon Bank (DE) National             Director                 4/89 - 12/98
                                Association
                                Wilmington, DE

                                Mellon Bank (MD) National             Director                 1/96 - 4/98
                                Association
                                Rockville, Maryland

                                Mellon Financial                      Vice President           9/86  - 10/97
                                Corporation (MD)
                                Rockville, Maryland

J. David Officer                Dreyfus Service Corporation++         Executive Vice President 5/98 - Present
Vice Chairman
And Director                    Dreyfus Insurance Agency of           Director                 5/98 - Present
                                Massachusetts, Inc.++++

                                Seven Six Seven Agency, Inc.++        Director                 10/98 - Present

                                Mellon Residential Funding Corp. +    Director                 4/97 - Present

                                Mellon Trust of Florida, N.A.         Director                 8/97 - Present
                                2875 Northeast 191st Street
                                North Miami Beach, FL 33180

                                Mellon Bank, NA+                      Executive Vice President 7/96 - Present

                                The Boston Company, Inc.*             Vice Chairman            1/97 - Present
                                                                      Director                 7/96 - Present

                                Mellon Preferred Capital              Director                 11/96 - Present
                                Corporation*

                                RECO, Inc.*                           President                11/96 - Present
                                                                      Director                 11/96 - Present

                                The Boston Company Financial          President                8/96 - Present
                                Services, Inc.*                       Director                 8/96 - Present

                                Boston Safe Deposit and Trust         Director
                                Company*                              President                7/96 - Present
                                                                      Executive Vice President 7/96 - 1/99
                                                                                               1/91 - 7/96
                                Mellon Trust of New York              Director
                                1301 Avenue of the Americas                                    6/96 - Present
                                New York, NY 10019

                                Mellon Trust of California            Director                 6/96 - Present
                                400 South Hope Street
                                Suite 400
                                Los Angeles, CA 90071

J. David Officer                Mellon Bank, N.A.+                    Executive Vice President 2/94 - Present
Vice Chairman and
Director (Continued)            Mellon United National Bank           Director                 3/98 - Present
                                1399 SW 1st Ave., Suite 400
                                Miami, Florida

                                Boston Group Holdings, Inc.*          Director                 12/97 - Present

                                Dreyfus Financial Services Corp. +    Director                 9/96 - Present

                                Dreyfus Investment Services           Director                 4/96 - Present
                                Corporation+

Richard W. Sabo                 Founders Asset Management LLC         President                12/98 - Present
Director                        2930 East Third Avenue                Chief Executive Officer  12/98 - Present
                                Denver, CO. 80206

                                Prudential Securities                 Senior Vice President    07/91 - 11/98
                                New York, NY                          Regional Director        07/91 - 11/98

Richard F. Syron                American Stock Exchange               Chairman                 4/94 - Present
Director                        86 Trinity Place                      Chief Executive Officer  4/94 - Present
                                New York, NY 10006

Ronald P. O'Hanley              Franklin Portfolio Holdings, Inc.*    Director                 3/97 - Present
Vice Chairman
                                TBCAM Holdings, Inc.*                 Chairman                 6/98 - Present
                                                                      Director                 10/97 - Present

                                The Boston Company Asset              Chairman                 6/98 - Present
                                Management, LLC*                      Director                 1/98 - 6/98

                                The Boston Company Asset              Director                 2/97 - 12/97
                                Management, Inc. *

                                Boston Safe Advisors, Inc. *          Chairman                 6/97 - Present
                                                                      Director                 2/97 - Present

                                Pareto Partners                       Partner Representative   5/97 - Present
                                271 Regent Street
                                London, England W1R 8PP

                                Mellon Capital Management             Director                 5/97 -Present
                                Corporation***

                                Certus Asset Advisors Corp.**         Director                 2/97 - Present

                                Mellon Bond Associates+               Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon Equity Associates+             Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon-France Corporation+            Director                 3/97 - Present

                                Laurel Capital Advisors+              Trustee                  3/97 - Present

Ronald P. O'Hanley              McKinsey & Company, Inc.              Partner                  8/86 - 2/97
Vice Chairman (Continued)       Boston, MA

Mark N. Jacobs                  Dreyfus Investment                    Director                 4/97 -Present
General Counsel,                Advisors, Inc.++                      Secretary                10/77 - 7/98
Vice President, and
Secretary                       The Dreyfus Trust Company+++          Director                 3/96 - Present

                                The TruePenny Corporation++           President                10/98 - Present
                                                                      Director                 3/96 - Present

                                Lion Management, Inc.++               Director                 1/88 - 10/96
                                                                      Vice President           1/88 - 10/96
                                                                      Secretary                1/88 - 10/96

                                The Dreyfus Consumer Credit           Secretary                4/83 - 3/96
                                Corporation++

                                Dreyfus Service                       Director                 3/97 - Present
                                Organization, Inc.++                  Assistant Secretary      4/83 -3/96

                                Major Trading Corporation++           Assistant Secretary      5/81 - 8/96

William H. Maresca              The Dreyfus Trust Company+++          Director                 3/97 - Present
Controller
                                Dreyfus Service Corporation++         Chief Financial Officer  12/98 - Present

                                Dreyfus Consumer Credit Corp.++       Treasurer                10/98 - Present

                                Dreyfus Investment                    Treasurer                10/98 - Present
                                Advisors, Inc. ++

                                Dreyfus-Lincoln, Inc.                 Vice President           10/98 - Present
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                The TruePenny Corporation++           Vice President           10/98 - Present

                                Dreyfus Precious Metals, Inc.+++      Treasurer                10/98 - 12/98

                                The Trotwood Corporation++            Vice President           10/98 - Present

                                Trotwood Hunters Corporation++        Vice President           10/98 - Present

                                Trotwood Hunters Site A Corp. ++      Vice President           10/98 - Present

                                Dreyfus Transfer, Inc.                Chief Financial Officer  5/98 - Present
                                One American Express Plaza,
                                Providence, RI 02903

                                Dreyfus Service                       Assistant  Treasurer     3/93 - Present
                                Organization, Inc.++

                                Dreyfus Insurance Agency of           Assistant Treasurer      5/98 - Present
                                Massachusetts, Inc.++++

William T. Sandalls, Jr.        Dreyfus Transfer, Inc.                Chairman                 2/97 - Present
Executive Vice President        One American Express Plaza,
                                Providence, RI 02903

William T. Sandalls, Jr.        Dreyfus Service Corporation++         Director                 1/96 - Present
Executive Vice President                                              Treasurer                1/96 - 2/97
(Continued)                                                           Executive Vice President 2/97 - Present
                                                                      Chief Financial Officer  2/97 - 12/98

                                Dreyfus Investment                    Director                 1/96 - Present
                                Advisors, Inc.++                      Treasurer                1/96 - 10/98

                                Dreyfus-Lincoln, Inc.                 Director                 12/96 - Present
                                4500 New Linden Hill Road             President                1/97 - Present
                                Wilmington, DE 19808

                                Dreyfus Acquisition Corporation++     Director VP and CFO      1/96 - 8/96
                                                                      Vice President           1/96 - 8/96
                                                                      Chief Financial Officer  1/96 - 8/96

                                Lion Management, Inc.++               Director                 1/96 - 10/96
                                                                      President                1/96 - 10/96

                                Seven Six Seven Agency, Inc.++        Director                 1/96 - 10/98
                                                                      Treasurer                10/96 - 10/98

                                The Dreyfus Consumer                  Director                 1/96 - Present
                                Credit Corp.++                        Vice President           1/96 - Present
                                                                      Treasurer                1/97 - 10/98

                                Dreyfus Partnership                   President                1/97 - 6/97
                                Management, Inc.++                    Director                 1/96 - 6/97

                                Dreyfus Service Organization,         Director                 1/96 - 6/97
                                Inc.++                                Executive Vice President 1/96 - 6/97
                                                                      Treasurer                10/96 - Present

                                Dreyfus Insurance Agency of           Director                 5/97 - Present
                                Massachusetts, Inc.++++               Treasurer                5/97 - Present
                                                                      Executive Vice President 5/97 - Present

                                Major Trading Corporation++           Director                 1/96 - 8/96
                                                                      Treasurer                1/96 - 8/96

                                The Dreyfus Trust Company+++          Director                 1/96 - 4/97
                                                                      Treasurer                1/96 - 4/97
                                                                      Chief Financial Officer  1/96 - 4/97

                                Dreyfus Personal                      Director                 1/96 - 4/97
                                Management, Inc.++                    Treasurer                1/96 - 4/97


Patrice M. Kozlowski            None
Vice President - Corporate
Communications

Mary Beth Leibig                None
Vice President -
Human Resources

Andrew S. Wasser                Mellon Bank Corporation+              Vice President           1/95 - Present
Vice President -
Information Systems

Theodore A. Schachar            Dreyfus Service Corporation++         Vice President -Tax      10/96 - Present
Vice President - Tax
                                Dreyfus Investment Advisors, Inc.++   Vice President - Tax     10/96 - Present

                                Dreyfus Precious Metals, Inc. +++     Vice President - Tax     10/96 - 12/98

                                Dreyfus Service Organization, Inc.++  Vice President - Tax     10/96 - Present

Wendy Strutt                    None
Vice President

Richard Terres                  None
Vice President

James Bitetto                   The TruePenny Corporation++           Secretary                9/98 - Present
Assistant Secretary
                                Dreyfus Service Corporation++         Assistant Secretary      8/98 - Present

                                Dreyfus Investment                    Assistant Secretary      7/98 - Present
                                Advisors, Inc.++

                                Dreyfus Service                       Assistant Secretary      7/98 - Present
                                Organization, Inc.++

Steven F. Newman                Dreyfus Transfer, Inc.                Vice President           2/97 - Present
Assistant Secretary             One American Express Plaza            Director                 2/97 - Present
                                Providence, RI 02903                  Secretary                2/97 - Present

                                Dreyfus Service                       Secretary                7/98 - Present
                                Organization, Inc.++                  Assistant Secretary      5/98 - 7/98


_______________________________
*   The address of the business so indicated is One Boston Place, Boston,
    Massachusetts, 02108.
**  The address of the business so indicated is One Bush Street, Suite 450, San
    Francisco, California 94104.
*** The address of the business so indicated is 595 Market Street, Suite 3000,
    San Francisco, California 94105.
+   The address of the business so indicated is One Mellon Bank Center,
    Pittsburgh, Pennsylvania 15258.
++  The address of the business so indicated is 200 Park Avenue, New York, New
    York 10166.
+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard,
    Uniondale, New York 11556-0144.
++++The address of the business so indicated is 53 State Street, Boston,
    Massachusetts 02109


Item 27.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

     1)     Comstock Partners Funds, Inc.
     2)     Dreyfus A Bonds Plus, Inc.
     3)     Dreyfus Appreciation Fund, Inc.
     4)     Dreyfus Asset Allocation Fund, Inc.
     5)     Dreyfus Balanced Fund, Inc.
     6)     Dreyfus BASIC GNMA Fund
     7)     Dreyfus BASIC Money Market Fund, Inc.
     8)     Dreyfus BASIC Municipal Fund, Inc.
     9)     Dreyfus BASIC U.S. Government Money Market Fund
     10)    Dreyfus California Intermediate Municipal Bond Fund
     11)    Dreyfus California Tax Exempt Bond Fund, Inc.
     12)    Dreyfus California Tax Exempt Money Market Fund
     13)    Dreyfus Cash Management
     14)    Dreyfus Cash Management Plus, Inc.
     15)    Dreyfus Connecticut Intermediate Municipal Bond Fund
     16)    Dreyfus Connecticut Municipal Money Market Fund, Inc.
     17)    Dreyfus Florida Intermediate Municipal Bond Fund
     18)    Dreyfus Florida Municipal Money Market Fund
     19)    The Dreyfus Fund Incorporated
     20)    Dreyfus Global Bond Fund, Inc.
     21)    Dreyfus Global Growth Fund
     22)    Dreyfus GNMA Fund, Inc.
     23)    Dreyfus Government Cash Management Funds
     24)    Dreyfus Growth and Income Fund, Inc.
     25)    Dreyfus Growth and Value Funds, Inc.
     26)    Dreyfus Growth Opportunity Fund, Inc.
     27)    Dreyfus Debt and Equity Funds
     28)    Dreyfus Index Funds, Inc.
     29)    Dreyfus Institutional Money Market Fund
     30)    Dreyfus Institutional Preferred Money Market Fund
     31)    Dreyfus Institutional Short Term Treasury Fund
     32)    Dreyfus Insured Municipal Bond Fund, Inc.
     33)    Dreyfus Intermediate Municipal Bond Fund, Inc.
     34)    Dreyfus International Funds, Inc.
     35)    Dreyfus Investment Grade Bond Funds, Inc.
     36)    Dreyfus Investment Portfolios
     37)    The Dreyfus/Laurel Funds, Inc.
     38)    The Dreyfus/Laurel Funds Trust
     39)    The Dreyfus/Laurel Tax-Free Municipal Funds
     40)    Dreyfus LifeTime Portfolios, Inc.
     41)    Dreyfus Liquid Assets, Inc.
     42)    Dreyfus Massachusetts Intermediate Municipal Bond Fund
     43)    Dreyfus Massachusetts Municipal Money Market Fund
     44)    Dreyfus Massachusetts Tax Exempt Bond Fund
     45)    Dreyfus MidCap Index Fund
     46)    Dreyfus Money Market Instruments, Inc.
     47)    Dreyfus Municipal Bond Fund, Inc.
     48)    Dreyfus Municipal Cash Management Plus
     49)    Dreyfus Municipal Money Market Fund, Inc.
     50)    Dreyfus New Jersey Intermediate Municipal Bond Fund
     51)    Dreyfus New Jersey Municipal Bond Fund, Inc.
     52)    Dreyfus New Jersey Municipal Money Market Fund, Inc.
     53)    Dreyfus New Leaders Fund, Inc.
     54)    Dreyfus New York Insured Tax Exempt Bond Fund
     55)    Dreyfus New York Municipal Cash Management
     56)    Dreyfus New York Tax Exempt Bond Fund, Inc.
     57)    Dreyfus New York Tax Exempt Intermediate Bond Fund
     58)    Dreyfus New York Tax Exempt Money Market Fund
     59)    Dreyfus U.S. Treasury Intermediate Term Fund
     60)    Dreyfus U.S. Treasury Long Term Fund
     61)    Dreyfus 100% U.S. Treasury Money Market Fund
     62)    Dreyfus U.S. Treasury Short Term Fund
     63)    Dreyfus Pennsylvania Intermediate Municipal Bond Fund
     64)    Dreyfus Pennsylvania Municipal Money Market Fund
     65)    Dreyfus Premier California Municipal Bond Fund
     66)    Dreyfus Premier Equity Funds, Inc.
     67)    Dreyfus Premier International Funds, Inc.
     68)    Dreyfus Premier GNMA Fund
     69)    Dreyfus Premier Worldwide Growth Fund, Inc.
     70)    Dreyfus Premier Municipal Bond Fund
     71)    Dreyfus Premier New York Municipal Bond Fund
     72)    Dreyfus Premier State Municipal Bond Fund
     73)    Dreyfus Premier Value Equity Funds
     74)    Dreyfus Short-Intermediate Government Fund
     75)    Dreyfus Short-Intermediate Municipal Bond Fund
     76)    The Dreyfus Socially Responsible Growth Fund, Inc.
     77)    Dreyfus Stock Index Fund, Inc.
     78)    Dreyfus Tax Exempt Cash Management
     79)    The Dreyfus Third Century Fund, Inc.
     80)    Dreyfus Treasury Cash Management
     81)    Dreyfus Treasury Prime Cash Management
     82)    Dreyfus Variable Investment Fund
     83)    Dreyfus Worldwide Dollar Money Market Fund, Inc.
     84)    Founders Funds, Inc.
     85)    General California Municipal Bond Fund, Inc.
     86)    General California Municipal Money Market Fund
     87)    General Government Securities Money Market Fund, Inc.
     88)    General Money Market Fund, Inc.
     89)    General Municipal Bond Fund, Inc.
     90)    General Municipal Money Market Funds, Inc.
     91)    General New York Municipal Bond Fund, Inc.
     92)    General New York Municipal Money Market Fund



(b)
                                                            Positions and
Name and principal     Positions and offices with           offices with
business address           the Distributor                  Registrant
__________________     ___________________________          _____________

Marie E. Connolly+     Director, President, Chief           President and
                       Executive Officer and Chief          Treasurer
                       Compliance Officer

Joseph F. Tower, III+  Director, Senior Vice President,     Vice President
                       Treasurer and Chief Financial        and Assistant
                       Officer                              Treasurer

Mary A. Nelson+        Vice President                       Vice President
                                                            and Assistant
                                                            Treasurer

Jean M. O'Leary+       Assistant Vice President,            None
                       Assistant Secretary and
                       Assistant Clerk

William J. Nutt+       Chairman of the Board                None

Patrick W. McKeon+     Vice President                       None

Joseph A. Vignone+     Vice President                       None


________________________________
 +  Principal business address is 60 State Street, Boston, Massachusetts
    02109.
++  Principal business address is 200 Park Avenue, New York, New York
    10166.
Item 28.   Location of Accounts and Records
_______        ________________________________

                 1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                 2.  Mellon Bank, N.A.
                     One Mellon Bank Center
                     Pittsburgh, Pennsylvania 15258

                 3.  Dreyfus Transfer, Inc.
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                 4.  The Dreyfus Corporation
                     200 Park Avenue
                     New York, New York 10166

Item 29.   Management Services
_______    ___________________

           Not Applicable

Item 30.   Undertakings
_______    ____________

              None

                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 21st day of April, 1999.

                   DREYFUS NEW LEADERS FUND, INC.

            BY:    /s/Marie E. Connolly*
                   __________________________________________
                   MARIE E. CONNOLLY, PRESIDENT

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                     Title
Date
__________________________      _____________________________      _______

/s/Marie E. Connolly*           President and Treasurer (Principal 4/21/99
______________________________  Executive Officer and Principal
Marie E. Connolly               Financial Officer)

/s/Joseph F. Tower, III*        Assistant Treasurer (Principal     4/21/99
_____________________________   Accounting Officer)
Joseph F. Tower, III

/s/Joseph S. DiMartino*         Chairman of the Board              4/21/99
_____________________________
Joseph S. DiMartino

/s/David W. Burke*              Board Member                       4/21/99
______________________________
David W. Burke

/s/Hodding Carter, III*         Board Member                       4/21/99
_____________________________
Hodding Carter, III

/s/Ehud Houminer*               Board Member                       4/21/99
_____________________________
Ehud Houminer

/s/Richard C. Leone*            Board Member                       4/21/99
_____________________________
Richard C. Leone

/s/Hans C. Mautner*             Board Member                       4/21/99
_____________________________
Hans C. Mautner

/s/Robin A. Pringle*            Board Member                       4/21/99
_____________________________
Robin A. Pringle

/s/John E. Zuccotti*            Board Member                       4/21/99
_____________________________
John E. Zuccotti

*BY:     /s/ Stephanie Pierce
         __________________________
        *Stephanie Pierce,
         Attorney-in-Fact




                        INDEX OF EXHIBITS

Exhibit No.

           24(b)     (11) Consent of Independent Auditors

           24(b)     (17) Financial Data Schedule